Accounting policies - Basis of consolidation (Details) - Luri 1, S.A.	12 Months Ended
Dec. 31, 2018
Subsidiaries and joint ventures
Ownership interest (as a percent)	36.00%
Maximum
Subsidiaries and joint ventures
Voting rights (as a percent)	50.00%